Investment Securities (Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Investment Securities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 45,854,380	¥ 46,863,845
Available-for-sale debt securities, Gross unrealized gains	146,095	313,191
Available-for-sale debt securities, Gross unrealized losses	202,033	59,223
Available-for-sale debt securities, Fair value	45,798,442	47,117,813
Held-to-maturity debt securities, Amortized cost	4,595,109	3,903,763
Held-to-maturity debt securities, Gross unrealized gains	26,096	50,452
Held-to-maturity debt securities, Gross unrealized losses	14,900	15,072
Held-to-maturity debt securities, Fair value	4,606,305	3,939,143
Japanese national government and Japanese government agency bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	34,383,131	35,166,245
Available-for-sale debt securities, Gross unrealized gains	77,144	147,844
Available-for-sale debt securities, Gross unrealized losses	132,511	40,878
Available-for-sale debt securities, Fair value	34,327,764	35,273,211
Held-to-maturity debt securities, Amortized cost	1,808,312	1,100,447
Held-to-maturity debt securities, Gross unrealized gains	13,691	23,033
Held-to-maturity debt securities, Gross unrealized losses	3,633	0
Held-to-maturity debt securities, Fair value	1,818,370	1,123,480
Japanese prefectural and municipal bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	4,154,459	3,719,205
Available-for-sale debt securities, Gross unrealized gains	6,672	15,123
Available-for-sale debt securities, Gross unrealized losses	14,987	2,815
Available-for-sale debt securities, Fair value	4,146,144	3,731,513
Held-to-maturity debt securities, Amortized cost	175,072
Held-to-maturity debt securities, Gross unrealized gains	4
Held-to-maturity debt securities, Gross unrealized losses	1,116
Held-to-maturity debt securities, Fair value	173,960
Foreign government and official institution bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	2,671,797	2,854,037
Available-for-sale debt securities, Gross unrealized gains	8,586	84,707
Available-for-sale debt securities, Gross unrealized losses	49,040	11,781
Available-for-sale debt securities, Fair value	2,631,343	2,926,963
Held-to-maturity debt securities, Amortized cost		233,883
Held-to-maturity debt securities, Gross unrealized gains		2,262
Held-to-maturity debt securities, Gross unrealized losses		2,795
Held-to-maturity debt securities, Fair value		233,350
Corporate bonds
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,081,620	1,123,271
Available-for-sale debt securities, Gross unrealized gains	9,601	11,400
Available-for-sale debt securities, Gross unrealized losses	1,073	401
Available-for-sale debt securities, Fair value	1,090,148	1,134,270
Residential mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	900,799	1,459,062
Available-for-sale debt securities, Gross unrealized gains	256	9,119
Available-for-sale debt securities, Gross unrealized losses	648	1,051
Available-for-sale debt securities, Fair value	900,407	1,467,130
Held-to-maturity debt securities, Amortized cost	234,652	411,024
Held-to-maturity debt securities, Gross unrealized gains	49	18,590
Held-to-maturity debt securities, Gross unrealized losses	8,778	0
Held-to-maturity debt securities, Fair value	225,923	429,614
Residential mortgage-backed securities | MUAH
Investment Securities [Line Items]
Unrealized losses before taxes remaining in accumulated OCI		4,849
Commercial mortgage-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost		435,975
Available-for-sale debt securities, Gross unrealized gains		29,502
Available-for-sale debt securities, Gross unrealized losses		912
Available-for-sale debt securities, Fair value		464,565
Held-to-maturity debt securities, Amortized cost		111,750
Held-to-maturity debt securities, Gross unrealized gains		4,846
Held-to-maturity debt securities, Gross unrealized losses		0
Held-to-maturity debt securities, Fair value		116,596
Commercial mortgage-backed securities | MUAH
Investment Securities [Line Items]
Unrealized losses before taxes remaining in accumulated OCI		1,920
Asset-backed securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,547,098	1,373,450
Available-for-sale debt securities, Gross unrealized gains	41,544	11,685
Available-for-sale debt securities, Gross unrealized losses	222	650
Available-for-sale debt securities, Fair value	1,588,420	1,384,485
Held-to-maturity debt securities, Amortized cost	2,377,073	2,046,659
Held-to-maturity debt securities, Gross unrealized gains	12,352	1,721
Held-to-maturity debt securities, Gross unrealized losses	1,373	12,277
Held-to-maturity debt securities, Fair value	2,388,052	2,036,103
Other debt securities
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	104,869	168,528
Available-for-sale debt securities, Gross unrealized gains	2,243	3,780
Available-for-sale debt securities, Gross unrealized losses	3,533	730
Available-for-sale debt securities, Fair value	103,579	171,578
Commercial paper
Investment Securities [Line Items]
Available-for-sale debt securities, Amortized cost	1,010,607	564,072
Available-for-sale debt securities, Gross unrealized gains	49	31
Available-for-sale debt securities, Gross unrealized losses	19	5
Available-for-sale debt securities, Fair value	¥ 1,010,637	¥ 564,098